Financing Arrangements (Tables)	12 Months Ended
Sep. 30, 2017
Financing Arrangements
Schedule of long-term debt

Long-term debt consists of the following (in thousands):

September 30,	2017	2016

Series A senior unsecured notes payable to a group of insurance companies, interest fixed at 3.35%	$50,000	$50,000
Series B senior unsecured notes payable to a group of insurance companies, interest fixed at 3.35%	50,000	50,000
Series C senior unsecured notes payable to a group of insurance companies, interest fixed at 3.70%	25,000	25,000
Series D senior unsecured notes payable to a group of insurance companies, interest fixed at 3.93%	75,000	75,000
Mortgage note from a U.K. financial institution, with quarterly installments of principal and interest at 6.48%	—	1,012
	200,000	201,012
Less unamortized debt issuance costs	(239)	(271)
Less current portion	—	(450)
	$199,761	$200,291